Prepayments and deposits	3 Months Ended
Jan. 31, 2022
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayments and deposits

	January 31, 2022	October 31, 2021
	$	$
Prepaid lease deposits	1,315,426	886,951
Prepaid equipment deposits	13,001,681	3,231,836
Prepaid insurance	2,337,920	3,839,880
Other prepaids	2,917,107	688,331
	19,572,133	8,646,998
Other prepaids consist principally of parts and consumables, deposits, subscriptions, and environmental financial assurance.